Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total financial assets	$ 6,493	$ 10,493	$ 15,411
Liabilities
Warrant liabilities	14,725	49,293
Total financial liabilities	14,725	49,293
Level 1 [Member]
Assets
Total financial assets	6,493	10,493	$ 15,411
Liabilities
Warrant liabilities	0	0
Total financial liabilities	0	0
Level 2 [Member]
Assets
Total financial assets	0	0
Liabilities
Warrant liabilities	0	0
Total financial liabilities	0	0
Level 3 [Member]
Assets
Total financial assets	0	0
Liabilities
Warrant liabilities	14,725	49,293
Total financial liabilities	14,725	49,293
Money Market Funds [Member]
Assets
Money market funds	6,493	10,493
Money Market Funds [Member] | Level 1 [Member]
Assets
Money market funds	6,493	10,493
Money Market Funds [Member] | Level 2 [Member]
Assets
Money market funds	0	0
Money Market Funds [Member] | Level 3 [Member]
Assets
Money market funds	$ 0	$ 0